AUXIER FOCUS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2020
1
Shares Security Description Value
Common Stock - 96.9%
Communication Services - 0.8%
84,275 America Movil SAB de CV, ADR $ 1,052,595
3,719 Cisco Systems, Inc. 146,491
103,738 Telefonica SA, ADR 356,859
4,081 ViacomCBS, Inc., Class B 114,309
1,670,254
Consumer Cyclicals - 1.5%
1,241 Booking Holdings, Inc.
(a)
2,122,954
13,675 DR Horton, Inc. 1,034,240
3,157,194
Consumer Discretionary - 7.3%
115,838 Arcos Dorados Holdings, Inc., Class A 474,936
34,000 Becle SAB de CV 68,170
45,908 Comcast Corp., Class A 2,123,704
13,715 CVS Health Corp. 800,956
103,092 Discovery, Inc., Class A
(a)
2,244,313
4,641 Discovery, Inc., Class C
(a)
90,964
100 Domino's Pizza, Inc. 42,528
16,250 General Motors Co. 480,837
176,138 Lincoln Educational Services Corp.
(a)
972,282
17,725 Lowe's Cos., Inc. 2,939,868
4,756 McDonald's Corp. 1,043,894
52,302 Sally Beauty Holdings, Inc.
(a)
454,504
3,870 The Home Depot, Inc. 1,074,738
12,850 Walmart, Inc. 1,797,844
4,550 Yum China Holdings, Inc. 240,923
7,050 Yum! Brands, Inc. 643,665
15,494,126
Consumer Staples - 18.0%
65,455 Altria Group, Inc. 2,529,181
34,455 British American Tobacco PLC, ADR 1,245,548
13,200 Coca-Cola HBC AG, ADR
(a)
325,644
3,635 Diageo PLC, ADR 500,394
664 Lamb Weston Holdings, Inc. 44,003
50,327 Molson Coors Beverage Co., Class B 1,688,974
34,800 Monster Beverage Corp.
(a)
2,790,960
60,895 PepsiCo., Inc. 8,440,047
84,525 Philip Morris International, Inc. 6,338,530
51,280 Tesco PLC, ADR 422,035
51,300 The Coca-Cola Co. 2,532,681
195,126 The Kroger Co. 6,616,723
8,525 The Procter & Gamble Co. 1,184,890
59,421 Unilever NV, ADR 3,589,028
38,248,638
Energy - 2.1%
136,810 BP PLC, ADR 2,388,702
7,430 Chevron Corp. 534,960
13,600 ConocoPhillips 446,624
7,800 Phillips 66 404,352
14,415 Valero Energy Corp. 624,458
4,399,096
Financials - 22.1%
53,260 Aflac, Inc. 1,936,001
49,495 American International Group, Inc. 1,362,597
2,480 Ameriprise Financial, Inc. 382,193
201,699 Bank of America Corp. 4,858,929
16,545 Berkshire Hathaway, Inc., Class B
(a)
3,523,092
61,374 Central Pacific Financial Corp. 832,845
25,975 Citigroup, Inc. 1,119,782
5,616 Colliers International Group, Inc. 374,531
132,268 Credit Suisse Group AG, ADR 1,318,712
5,616 FirstService Corp. 740,694
63,668 Franklin Resources, Inc. 1,295,644
Shares Security Description Value
Financials - 22.1% (continued)
2,025 Marsh & McLennan Cos., Inc. $ 232,268
44,325 Mastercard, Inc., Class A 14,989,385
1,100 PayPal Holdings, Inc.
(a)
216,733
150,625 The Bank of New York Mellon Corp. 5,172,463
18,918 The Travelers Cos., Inc. 2,046,738
3,200 U.S. Bancorp 114,720
15,249 Unum Group 256,641
30,600 Visa, Inc., Class A 6,119,082
6,200 Wells Fargo & Co. 145,762
47,038,812
Health Care - 27.6%
38,299 Abbott Laboratories 4,168,080
3,663 AbbVie, Inc. 320,842
2,900 Alkermes PLC
(a)
48,053
18,731 Anthem, Inc. 5,030,959
10,000 Becton Dickinson and Co. 2,326,800
10,250 Biogen, Inc.
(a)
2,907,720
13,990 Cigna Corp. 2,370,046
49,145 Johnson & Johnson 7,316,708
81,368 Medtronic PLC 8,455,763
73,249 Merck & Co., Inc. 6,076,005
7,282 Pfizer, Inc. 267,249
21,337 Quest Diagnostics, Inc. 2,442,873
39,676 UnitedHealth Group, Inc. 12,369,786
32,400 Zimmer Biomet Holdings, Inc. 4,410,936
58,511,820
Industrials - 4.5%
30,135 CAE, Inc. 440,574
1,240 Caterpillar, Inc. 184,946
122,841 Corning, Inc. 3,981,277
3,695 FedEx Corp. 929,366
27,157 Gates Industrial Corp. PLC
(a)
301,986
85,521 Manitex International, Inc.
(a)
356,622
26,850 Raytheon Technologies Corp. 1,544,949
2,780 The Boeing Co. 459,423
7,795 United Parcel Service, Inc., Class B 1,298,881
9,498,024
Information Technology - 9.2%
1,926 Alphabet, Inc., Class A
(a)
2,822,746
33,910 Cerner Corp. 2,451,354
18,775 Cognizant Technology Solutions Corp.,
Class A 1,303,360
3,155 Facebook, Inc., Class A
(a)
826,294
19,000 Forrester Research, Inc.
(a)
623,010
55,142 Microsoft Corp. 11,598,017
19,624,781
Materials - 3.4%
14,225 Celanese Corp., Class A 1,528,476
28,458 Corteva, Inc. 819,875
28,458 Dow, Inc. 1,338,949
28,458 DuPont de Nemours, Inc. 1,578,850
26,505 LyondellBasell Industries NV, Class A 1,868,337
4,980 The Mosaic Co. 90,985
7,225,472
Technology - 0.0%
100 MSCI, Inc. 35,678
Telecommunications - 0.1%
19,075 CenturyLink, Inc. 192,467

AUXIER FOCUS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2020
2
The following is a summary of the inputs used to value the Fund's investments as of September 30, 2020.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments.
These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level
2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN
CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO
FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S
AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE
REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S
SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY
TYPES INVESTED BY THE FUND.
Shares Security Description Value
Transportation - 0.3%
2,550 Delta Air Lines, Inc. $ 77,979
3,110 Union Pacific Corp. 612,266
690,245
Total Common Stock (Cost $105,944,017) 205,786,607
Principal
Security
Description Rate Maturity Value
Corporate Non-Convertible Bonds - 0.9%
Financials - 0.7%
$ 200,000 American
Express Co.
(callable at
100)
(b)(c)
3.54% 09/15/68 181,186
500,000 JPMorgan
Chase & Co.
(callable at
100)
(b)(c)
4.63  11/01/22 491,391
500,000 The Goldman
Sachs Group,
Inc. (callable at
100)
(b)(c)
5.00  11/10/22 482,000
400,000 Truist Financial
Corp. (callable
at 100)
(b)(c)
5.13  06/15/49 404,245
1,558,822
Industrials - 0.2%
450,000 General
Electric Co.
(callable at
100)
(b)(c)
5.00  01/21/21 359,270
Total Corporate Non-Convertible Bonds (Cost
$2,000,432) 1,918,092
Investments, at value - 97.8% (Cost $107,944,449) $ 207,704,699
Other Assets & Liabilities, Net - 2.2% 4,694,848
Net Assets - 100.0% $ 212,399,547
ADR American Depositary Receipt
LIBOR London Interbank Offered Rate
PLC Public Limited Company
(a) Non-income producing security.
(b) Variable or adjustable rate security, the interest rate of which adjusts periodically based on changes in current interest rates. Rate represented is as of September 30, 2020.
(c) Perpetual maturity security.
Level 1 Level 2 Level 3 Total
Investments at Value
Common Stock
Communication Services $ 1,670,254 $ – $ – $ 1,670,254
Consumer Cyclicals 3,157,194 – – 3,157,194
Consumer Discretionary 15,494,126 – – 15,494,126
Consumer Staples 38,248,638 – – 38,248,638
Energy 4,399,096 – – 4,399,096
Financials 47,038,812 – – 47,038,812
Health Care 58,511,820 – – 58,511,820
Industrials 9,498,024 – – 9,498,024
Information Technology 19,624,781 – – 19,624,781
Materials 7,225,472 – – 7,225,472
Technology 35,678 – – 35,678
Telecommunications 192,467 – – 192,467
Transportation 690,245 – – 690,245
Corporate Non-
Convertible Bonds – 1,918,092 – 1,918,092
Investments at Value $ 205,786,607 $ 1,918,092 $ – $ 207,704,699